Description of Operations and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Description of Operations and Basis of Presentation [Abstract]
DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 — DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

Description of operations — Heritage Distilling Holding Company (“HDHC” or the “Company”) is a Delaware corporation, formed for the purpose of investing in, managing, and/or operating businesses that are engaged in the production, sale, or distribution of alcoholic beverages. The Company is headquartered in Gig Harbor, Washington and has one wholly owned subsidiary, Heritage Distilling Company, Inc. (“HDC”) that is included in the consolidated financial statements.

HDC has operated since 2011 as a craft distillery making a variety of whiskeys, vodkas, gins and rums as well as RTDs and operates distillery tasting rooms in Washington and Oregon.

Initial Public Offering — On November 25, 2024, the Company closed an initial public offering (“IPO”) of 1,687,500 shares of common stock at $4.00 per share. Concurrently, the Company also closed a concurrent private offering of 382,205 common warrants to purchase 382,205 shares of common stock at $0.01 per share at $3.99 per warrant. (See Note 16.)

Basis of Presentation — The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company’s wholly-owned subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process. Certain accounts relating to the prior year have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the net loss or net assets as previously reported.

Stock Split — On May 11, 2024, the Board and stockholders of the Company approved, and on May 14, 2024 the Company effected, a .57-for-1 reverse stock split. All share and per share numbers included in these Financial Statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted.

Unaudited Interim Financial Information — The accompanying condensed consolidated balance sheet as of September 30, 2024, the condensed consolidated statement of operations and the condensed consolidated statements of stockholders’ deficit, for the nine months ended September 30, 2024 and 2023, and the condensed consolidated statement of cash flows for the nine months ended September 30, 2024 and 2023 are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2024 and the results of its operations for the nine months ended September 30, 2024 and 2023 and cash flows for the nine months ended September 30, 2024 and 2023. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2024 and 2023 are also unaudited. The results for the nine-month periods ended September 30, 2024 are not necessarily indicative of results to be expected for the year ending December 31, 2024, any other interim periods, or any future year or period.

The accompanying condensed consolidated balance sheet as of December 31, 2023 has been derived from the Company’s audited consolidated financial statements for the year ended December 31, 2023 included in the Company’s registration statement on Form S-1, as amended (File No. 333-279382). These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2023.

Liquidity and Going Concern — The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company’s recurring net losses, negative working capital, increased accumulated deficit and stockholders’ deficit, raise substantial doubt about its ability to continue as a going concern. During the nine months ended September 30, 2024, the Company recorded net income of approximately $5.4 million (of which approximately $10.5 million stemmed from the net increase in fair value of certain convertible notes, warrants and contingencies and approximately $3.4 million stemmed from the net gain recognized on investments). During the nine months ended September 30, 2024, the Company reported net cash used in operations of approximately $6.2 million. On September 30, 2024, the accumulated deficit was approximately $69.4 million and the stockholders’ deficit was approximately $34.0 million. Excluding the approximately $10.5 million from the nine months ended September 30, 2024 increase in fair value ($10.2 million inception to date increase in fair value) of the aforementioned convertible notes, warrants and contingencies: the Company would have incurred a net loss for the nine months ended September 30, 2024 of approximately $5.1 million; at September 30, 2024, the accumulated deficit would have been approximately $59.2 million; and the stockholders’ deficit would have been approximately $23.7 million. In connection with these condensed consolidated financial statements, management evaluated whether there were conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to meet its obligations as they become due within one year from the date of issuance of these financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses, and negative cash flows from operating activities, and significant current debt obligations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of September 30, 2024, the Company believes its current cash balances coupled with anticipated cash flow from operating activities may not be sufficient to meet its working capital requirements for at least one year from the date of the issuance of the accompanying condensed consolidated financial statements.

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

Risks and Uncertainties

Global Conflict

Management continues to monitor the changing landscape of global conflicts and their potential impacts on its business. First among these concerns is the ongoing conflict in Ukraine, which has caused disruption in the grain, natural gas and fertilizer markets, and the result of which is uncertainty in pricing for those commodities. Because the Company relies on grains for part of its raw inputs, these disruptions could increase the supply costs. However, since the Company sources all its grain from local or known domestic suppliers, management considers that the impact of the Ukraine war is not significant based on the Company’s history and relationship with the existing farmers and growers. The other potential conflict the Company monitors is the threatening military activity between China and Taiwan. The Company used to source its glass bottles from suppliers in China and has recently migrated this production to Taiwan. Although the Company now has what it considers an adequate supply of its glass bottles at the current utilization rate, considering the potential disruption in Taiwan, the Company has started to evaluate new producers who can produce glass bottles in other countries. Finally, most recently the attacks on Israel and the resulting and potentially escalating tensions in the region could feed uncertainty in the oil markets, impacting prices for fuel, transportation, freight and other related items, impacting costs directly and indirectly leading to more inflation.

Inflation

The inflation rate could remain high in the foreseeable future. This could put cost pressure on the Company faster than it can raise prices on its products. In such cases the Company could lose money on products, or its margins or profits could decline. In other cases, consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans. Likewise, labor pressures could continue to increase as employees become increasingly focused on their own standard of living, putting upward labor costs on the Company before the Company has achieved some or all of its growth plans. Management continues to focus on cost containment and is monitoring the risks associated with inflation and will continue to do so for the foreseeable future.

U.S. Government Operations

The chance that continued inaction in Congress to secure final passage of annual spending bills puts the Company at risk of a government shutdown, which could impact its ability to secure certain federal permits through the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”), including transfer in bond permits, and formula or label approvals. Likewise, tribal partners the Company is working with to open HDC branded distilleries and tasting rooms will rely on securing their own TTB permits. Any government shutdown could slow down progress on development, opening or operating those locations.

NOTE 1 — DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

Description of operations — Heritage Distilling Holding Company (“HDHC” or the “Company”) is a Delaware corporation, for the purpose of investing in, managing, and/or operating businesses that are engaged in the production, sale, or distribution of alcoholic beverages. The Company is headquartered in Gig Harbor, Washington and has one wholly owned subsidiary, Heritage Distilling Company, Inc., (“HDC”) that is included in the consolidated financial statements.

HDC has operated since 2011 as a craft distillery making a variety of whiskeys, vodkas, gins and rums as well as RTDs and operates distillery tasting rooms in Washington and Oregon.

Business Combination Agreement — On December 9, 2022, the Company entered into a business combination agreement (as amended, the “Business Combination Agreement”) with a publicly-traded special purpose acquisition company (“SPAC”). On May 18, 2023, the Business Combination Agreement was terminated and deferred expenses related to the transaction were expensed. Subsequent to the termination of the Business Combination, the Company contemplates an initial public offering (“IPO”).

Basis of Presentation — The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company’s wholly-owned subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process. Certain accounts relating to the prior year have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the net loss or net assets as previously reported.

Stock Split — On May 14, 2024, the Board and Shareholders of the Company approved a .57-for-1 reverse stock split. All share and per share numbers included in these Financial Statements as of and for the years ended December 31, 2023 and 2022 reflect the effect of that stock split unless otherwise noted.

Liquidity and Going Concern — The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company’s recurring net losses, negative working capital, increased accumulated deficit and stockholders’ deficit, raise substantial doubt about its ability to continue as a going concern. During the year ended December 31, 2023, the Company incurred a net loss of approximately $36.8 million (of which approximately $23.0 million of the net loss stemmed from the increase in fair value of certain convertible notes and warrants) and reported net cash used in operations of approximately $8.3 million. On December 31, 2023, the accumulated deficit was approximately $74.8 million and the stockholders’ deficit was approximately $43.4 million. Excluding the approximately $23.0 million from the 2023 increase in fair value ($20.7 inception to date increase in fair value) of the aforementioned convertible notes and warrants: the Company would have incurred a 2023 net loss of approximately $13.8 million; reported net cash used in operations of approximately $8.5 million; at December 31, 2023, the accumulated deficit would have been approximately $51.8 million and the stockholders’ deficit would have been approximately $20.4 million. In connection with these consolidated financial statements, management evaluated whether there were conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to meet its obligations as they become due within one year from the date of issuance of these financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses, and negative cash flows from operating activities, and significant current debt obligations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of December 31, 2023, the Company believes its current cash balances coupled with anticipated cash flow from operating activities may not be sufficient to meet its working capital requirements for at least one year from the date of the issuance of the accompanying consolidated financial statements. The Company has issued an aggregate principal amount of $22,146,023 in unsecured 2022 and 2023 convertible notes, plus an additional $2,975,000 in the current round of Whiskey Special Ops 2023 Notes (See Notes 5 and 16) to various new and existing investors including a related party, which together, have generated net cash proceeds of $19,305,000 through December 31, 2023.

In October and November 2023, the holders of the unsecured 2022 and 2023 convertible notes agreed to exchange the 2022 and 2023 convertible notes and accrued interest for common stock and prepaid warrants to purchase common stock of the Company. In February 2024, the holders of the Whiskey Notes agreed to exchange the notes and related warrants and accrued interest for common stock and prepaid warrants to purchase common stock of the Company. The aggregate fair value of the 2022 and 2023 convertible notes and the Whiskey Notes will be reclassified from Convertible Notes to equity under the terms of the respective Subscription Exchange Agreements upon the effectiveness of the Company’s anticipated IPO. (See Notes 5 and 16.) Subsequent to December 31, 2023, the Company continued to issue additional Whiskey Special Ops 2023 Notes. (See Note 16.)

The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

Risks and Uncertainties

Global Conflict

Management continues to monitor the changing landscape of global conflicts and their potential impacts on its business. First among these concerns is the ongoing conflict in Ukraine, which has caused disruption in the grain, natural gas and fertilizer markets, and the result of which is uncertainty in pricing for those commodities. Because the Company relies on grains for part of its raw inputs, these disruptions could increase the supply costs. However, since the Company sources all its grain from local or known domestic suppliers, management considers that the impact of the Ukraine war is not significant based on the Company’s history and relationship with the existing farmers and growers. The other potential conflict the Company monitors is the threatening military activity between China and Taiwan. The Company used to source its glass bottles from suppliers in China and has recently migrated this production to Taiwan. Although the Company now has what it considers an adequate supply of its glass bottles at the current utilization rate, considering the potential disruption in Taiwan, the Company has started to evaluate new producers who can produce glass bottles in other countries. Finally, most recently the attacks on Israel and the resulting and potentially escalating tensions in the region could feed uncertainty in the oil markets, impacting prices for fuel, transportation, freight and other related items, impacting costs directly and indirectly leading to more inflation.

Inflation

The inflation rate could remain high in the foreseeable future. This could put cost pressure on the Company faster than it can raise prices on its products. In such cases the Company could lose money on products, or its margins or profits could decline. In other cases, consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans. Likewise, labor pressures could continue to increase as employees become increasingly focused on their own standard of living, putting upward labor costs on the Company before the Company has achieved some or all of its growth plans. Management continues to focus on cost containment and is monitoring the risks associated with inflation and will continue to do so for the foreseeable future.

Interest Rates

Interest rates have been rising lately, and there are no signs that rates will drop soon. If interest rates continue to rise or remain higher than recent history has experienced, there is a risk it will cost more for the Company to conduct its business or to get access to credit. There is also a risk that consumers may feel increased economic pressure and not be willing to spend on the Company’s goods or services. Management continues to focus on interest rates and their impact on the business, the cost of borrowing and the potential impacts on its future capital-raising efforts.

U.S. Government Operations

The chance that continued inaction in Congress to secure final passage of annual spending bills puts the Company at risk of a government shutdown, which could impact its ability to secure certain federal permits through the TTB, including transfer in bond permits, and formula or label approvals. Likewise, tribal partners the Company is working with to open HDC branded distilleries and tasting rooms will rely on securing their own TTB permits. Any government shutdown could slow down progress on development, opening or operating those locations.